Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 87.5%

Equity Funds — 86.2%
Active Stock Master Portfolio	$1,038,795	$1,038,795
BlackRock Advantage Emerging Markets Fund — Class K(a)	19,421	202,367
International Tilts Master Portfolio	$400,430	400,430
iShares Edge MSCI Multifactor International ETF	2,596	68,353
iShares Edge MSCI Multifactor USA ETF	3,570	110,777
iShares MSCI Canada ETF	1,359	37,563
iShares MSCI EAFE Small-Cap ETF	1,371	78,750
iShares Russell 2000 ETF	295	45,162

		1,982,197

Fixed Income Fund — 1.0%
CoreAlpha Bond Master Portfolio	$23,228	23,228

Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)	7,593	7,593

Total Affiliated Investment Companies — 87.5% (Cost — $2,008,448)		2,013,018

Common Stocks — 12.5%

Capital Markets — 0.0%
Centuria Capital Group	600	596

Equity Real Estate Investment Trusts (REITs) — 9.1%
Activia Properties, Inc.	1	4,154
Alexandria Real Estate Equities, Inc.	49	6,985
alstria office REIT-AG	119	1,937
American Homes 4 Rent, Class A	109	2,477
Ascendas Real Estate Investment Trust	1,900	4,084
Assura PLC	2,341	1,750
AvalonBay Communities, Inc.	46	9,234
Big Yellow Group PLC	167	2,158
Boston Properties, Inc.	60	8,033
Canadian Apartment Properties REIT	87	3,344
Capital & Regional PLC	3,688	1,222
Comforia Residential REIT, Inc.	1	2,740
Crown Castle International Corp.	11	1,408
CyrusOne, Inc.	62	3,251
Daiwa House REIT Investment Corp.	2	4,437
Derwent London PLC	39	1,638
Douglas Emmett, Inc.	36	1,455
EPR Properties	76	5,844
Equinix, Inc.	5	2,266
Equity Residential	76	5,724
Extra Space Storage, Inc.	53	5,401
Federal Realty Investment Trust	29	3,998

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gecina SA	19	$2,811
GLP J-REIT	2	2,142
Highwoods Properties, Inc.	66	3,088
Host Hotels & Resorts, Inc.	406	7,673
Hudson Pacific Properties, Inc.	64	2,203
Hulic REIT, Inc.	1	1,704
Ichigo Office REIT Investment	2	1,916
Invincible Investment Corp.	4	1,957
Invitation Homes, Inc.	84	2,044
Japan Rental Housing Investments, Inc.	2	1,592
Land Securities Group PLC	69	822
Link REIT	500	5,854
Mitsui Fudosan Logistics Park, Inc.	1	3,201
Prologis, Inc.	144	10,361
PRS REIT PLC	1,127	1,447
Regency Centers Corp.	79	5,332
Rexford Industrial Realty, Inc.	149	5,336
RioCan Real Estate Investment Trust	242	4,793
Scentre Group	1,715	5,006
Segro PLC	434	3,810
Simon Property Group, Inc.	70	12,755
SL Green Realty Corp.	16	1,439
Spirit Realty Capital, Inc.	102	4,052
STAG Industrial, Inc.	48	1,423
Stockland	269	736
Sun Communities, Inc.	50	5,926
UDR, Inc.	133	6,046
Unibail-Rodamco-Westfield	39	6,393
Ventas, Inc.	105	6,700
VEREIT, Inc.	341	2,854
VICI Properties, Inc.	166	3,632
Welltower, Inc.	18	1,397

		209,985

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	17	1,413
Marriott International, Inc., Class A	11	1,376

		2,789

Household Durables — 0.1%
Glenveagh Properties PLC(a)(c)	1,388	1,375

Interactive Media & Services — 0.1%
NEXTDC Ltd.(a)	486	2,183

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	66	2,356

Real Estate Management & Development — 2.9%
Aedas Homes SAU(a)(c)	55	1,403
Aveo Group	248	347
CareTrust REIT, Inc.	351	8,234
Castellum AB	114	2,212
China Vanke Co. Ltd., Class H	925	3,893
City Developments Ltd.	200	1,339
CK Asset Holdings Ltd.	500	4,453

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Deutsche Wohnen SE	46	$2,232
Entra ASA(c)	162	2,447
Fabege AB	53	770
Godewind Immobilien AG(a)(c)	395	1,645
Grainger PLC	575	1,772
Inmobiliaria Colonial Socimi SA	273	2,808
LEG Immobilien AG	34	4,178
Lend Lease Group	68	598
Mitsubishi Estate Co. Ltd.	200	3,629
Mitsui Fudosan Co. Ltd.	200	5,038
Sun Hung Kai Properties Ltd.	500	8,595
Swire Properties Ltd.	400	1,722

Security	Shares	Value

Real Estate Management & Development (continued)
Tokyu Fudosan Holdings Corp.	318	$1,906
Vonovia SE	139	7,214

		66,435

Road & Rail — 0.1%
MTR Corp. Ltd.	500	3,098

Total Long-Term Investments — 12.5% (Cost — $257,636)		288,817

Total Investments — 100.0% (Cost — $2,266,084)		2,301,835

Liabilities in Excess of Other Assets — (0.0)%		(1,067)

Net Assets — 100.0%		$2,300,768

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$953,734	$85,061	(b)	$—		$1,038,795	$1,038,795	$3,830	$2,097	$11,505
BlackRock Advantage Emerging Markets Fund — Class K	18,738	1,476		(793)		19,421	202,367	—	(1,222)	17,846
BlackRock Cash Funds: Treasury, SL Agency Shares	21,770	—		(14,177	)(c)	7,593	7,593	82	—	—
CoreAlpha Bond Master Portfolio	$24,059	$—		$(831	)(c)	$23,228	$23,228	194	159	(365)
International Tilts Master Portfolio	$362,496	$37,934	(b)	$—		$400,430	$400,430	3,200	(716)	(19,021)
iShares Edge MSCI Multifactor International ETF	2,725	—		(129)		2,596	68,353	—	(532)	7,316
iShares Edge MSCI Multifactor USA ETF	3,935	—		(365)		3,570	110,777	410	(1,497)	12,796
iShares MSCI Canada ETF	1,571	—		(212)		1,359	37,563	—	(829)	5,865
iShares MSCI EAFE Small-Cap ETF	1,115	315		(59)		1,371	78,750	—	(799)	6,747
iShares Russell 2000 ETF	266	60		(31)		295	45,162	103	(516)	5,317

							$2,013,018	$7,819	$(3,855)	$48,006

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2060 Master Portfolio

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,000	USD	708	Deutsche Bank AG	04/15/19	$2
AUD	9,000	USD	6,386	JPMorgan Chase Bank N.A.	04/15/19	6
GBP	1,000	USD	1,302	Nomura International PLC	04/15/19	1
HKD	1,000	USD	127	Citibank N.A.	04/15/19	—
ILS	1,000	USD	275	Goldman Sachs International	04/15/19	1
JPY	56,000	USD	506	Citibank N.A.	04/15/19	—
JPY	100,000	USD	896	Standard Chartered Bank	04/15/19	7
SGD	400	USD	295	JPMorgan Chase Bank N.A.	04/15/19	1
USD	722	AUD	1,000	Citibank N.A.	04/15/19	11
USD	710	AUD	1,000	Deutsche Bank AG	04/15/19	—
USD	719	AUD	1,000	Deutsche Bank AG	04/15/19	9
USD	1,498	CAD	2,000	Citibank N.A.	04/15/19	1
USD	264	CAD	350	Nomura International PLC	04/15/19	2
USD	5,624	EUR	5,000	BNP Paribas S.A.	04/15/19	9
USD	116	EUR	100	Goldman Sachs International	04/15/19	3
USD	2,299	EUR	2,000	Goldman Sachs International	04/15/19	53
USD	3,459	EUR	3,000	Goldman Sachs International	04/15/19	90
USD	1,321	GBP	1,000	BNP Paribas S.A.	04/15/19	18
USD	2,615	GBP	2,000	Citibank N.A.	04/15/19	9
USD	524	GBP	400	Standard Chartered Bank	04/15/19	3
USD	510	HKD	4,000	Citibank N.A.	04/15/19	1

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,174	HKD	17,000	Citibank N.A.	04/15/19	$7
USD	2,684	HKD	21,000	Citibank N.A.	04/15/19	8
USD	895	HKD	7,000	Deutsche Bank AG	04/15/19	3
USD	1,406	HKD	11,000	Morgan Stanley & Co. International PLC	04/15/19	4
USD	4,460	HKD	35,000	Nomura International PLC	04/15/19	—
USD	217	JPY	24,000	Goldman Sachs International	04/15/19	1
USD	1,481	JPY	160,000	Goldman Sachs International	04/15/19	36
USD	111	JPY	12,000	Morgan Stanley & Co. International PLC	04/15/19	2
USD	1,531	JPY	167,000	Standard Chartered Bank	04/15/19	22
USD	5,737	JPY	635,000	Standard Chartered Bank	04/15/19	1
USD	349	NOK	3,000	Citibank N.A.	04/15/19	1
USD	3,272	NOK	27,800	JPMorgan Chase Bank N.A.	04/15/19	47
USD	118	NOK	1,000	Royal Bank of Canada	04/15/19	2
USD	649	SEK	6,000	Citibank N.A.	04/15/19	3
USD	324	SEK	3,000	Deutsche Bank AG	04/15/19	1
USD	224	SEK	2,000	Goldman Sachs International	04/15/19	9
USD	738	SGD	1,000	Citibank N.A.	04/15/19	—
USD	739	SGD	1,000	Citibank N.A.	04/15/19	1
USD	740	SGD	1,000	Goldman Sachs International	04/15/19	2
AUD	131,016	USD	92,180	Standard Chartered Bank	06/19/19	982
CAD	19,293	USD	14,372	Nomura International PLC	06/19/19	93
JPY	436,810	USD	3,960	State Street Bank and Trust Co.	06/19/19	6
USD	20,512	EUR	18,134	State Street Bank and Trust Co.	06/19/19	36

						1,494

AUD	1,000	USD	717	BNP Paribas S.A.	04/15/19	(7)
AUD	1,000	USD	712	Goldman Sachs International	04/15/19	(2)
AUD	3,000	USD	2,179	JPMorgan Chase Bank N.A.	04/15/19	(49)
AUD	4,100	USD	2,954	JPMorgan Chase Bank N.A.	04/15/19	(43)
CAD	500	USD	375	JPMorgan Chase Bank N.A.	04/15/19	(1)
CHF	3,000	USD	3,086	Bank of America N.A.	04/15/19	(70)
EUR	150	USD	172	Citibank N.A.	04/15/19	(3)
EUR	1,000	USD	1,147	Nomura International PLC	04/15/19	(24)
GBP	2,000	USD	2,658	Goldman Sachs International	04/15/19	(52)
GBP	100	USD	131	JPMorgan Chase Bank N.A.	04/15/19	(1)
HKD	58,000	USD	7,396	Citibank N.A.	04/15/19	(4)
HKD	32,000	USD	4,090	Standard Chartered Bank	04/15/19	(12)
JPY	245,000	USD	2,262	Citibank N.A.	04/15/19	(49)
JPY	100,000	USD	916	JPMorgan Chase Bank N.A.	04/15/19	(13)
JPY	82,000	USD	763	Nomura International PLC	04/15/19	(22)
NOK	2,000	USD	235	Bank of America N.A.	04/15/19	(3)
NOK	7,000	USD	819	Bank of America N.A.	04/15/19	(7)
NZD	500	USD	342	JPMorgan Chase Bank N.A.	04/15/19	(1)
SEK	5,000	USD	557	BNP Paribas S.A.	04/15/19	(19)
SEK	1,000	USD	109	Citibank N.A.	04/15/19	(1)
SEK	7,000	USD	781	JPMorgan Chase Bank N.A.	04/15/19	(27)
SEK	7,900	USD	890	JPMorgan Chase Bank N.A.	04/15/19	(39)
SGD	1,000	USD	739	Citibank N.A.	04/15/19	(1)
SGD	1,780	USD	1,318	Citibank N.A.	04/15/19	(4)
USD	1,419	AUD	2,000	Citibank N.A.	04/15/19	(1)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,086	AUD	10,000	Goldman Sachs International	04/15/19	$(17)
USD	1,292	GBP	1,000	BNP Paribas S.A.	04/15/19	(11)
USD	1,553	GBP	1,200	BNP Paribas S.A.	04/15/19	(11)
USD	487	JPY	54,000	Bank of America N.A.	04/15/19	(1)
USD	468	JPY	52,000	Goldman Sachs International	04/15/19	(1)
USD	997	JPY	111,000	Goldman Sachs International	04/15/19	(6)
USD	5,678	JPY	633,000	Morgan Stanley & Co. International PLC	04/15/19	(40)
EUR	78,915	USD	89,274	Nomura International PLC	06/19/19	(168)
USD	32,849	AUD	46,685	State Street Bank and Trust Co.	06/19/19	(347)
USD	22,348	CAD	30,000	Nomura International PLC	06/19/19	(145)
USD	19,414	JPY	2,141,868	State Street Bank and Trust Co.	06/19/19	(30)

						(1,232)

						$262

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2060 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$542,972	$—	$—	$542,972
Short-Term Securities	7,593	—	—	7,593
Common Stocks:
Capital Markets	596	—	—	596
Equity Real Estate Investment Trusts (REITs)	161,344	48,641	—	209,985
Hotels, Restaurants & Leisure	2,789	—	—	2,789
Household Durables	1,375	—	—	1,375
Interactive Media & Services	—	2,183	—	2,183
IT Services	2,356	—	—	2,356
Real Estate Management & Development	11,651	54,784	—	66,435
Road & Rail	—	3,098	—	3,098

Subtotal	$730,676	$108,706	$—	$839,382

Investments Valued at Net Asset Value (“NAV”)(a)				1,462,453

Total Investments				$2,301,835

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$1,494	$—	$1,494
Liabilities:
Forward foreign currency contracts	—	(1,232)	—	(1,232)

	$—	$262	$—	$262

(a)

As of March 31, 2019, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument. During the period ended March 31, 2019, there were no transfers between levels.

6